Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The components of loss before provision for income taxes were as follows (in thousands):

	Year ended December 31,
	2022	2021
Domestic	$(17,332)	$(9,896)
Foreign	—	—

Total	$(17,332)	$(9,896)

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and deferred tax liabilities were as follows (in thousands) :

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$10,326	$17,646
Tax credits	819	1,900
Operating lease liabilities	783	—
Stock-based compensation	725	—
Accruals, reserves and other	624	757
Capitalized research and development	336	479
Valuation allowance	(12,900)	(20,697)

Total deferred tax assets	713	85

Deferred tax liabilities:
Property, plant and equipment	—	(85)
Operating lease right-of-use assets	(713)	—

Total deferred tax liabilities	(713)	(85)

Net deferred taxes	$—	$—

Schedule Of Operating Loss Carry forwards And Tax Credit Carry forward
Net operating losses (“NOL”) and tax credit carryforwards were as follows as of December 31, 2022:

	Amount (In thousands)	Expiration Years
NOL, federal (after December 31, 2017)	$33,756	Do not expire
NOL, federal (before January 1, 2018)	$3,799	2028—2037
NOL, state	$30,072	2029—2042
Tax credits, federal	$727	2034—2042
Tax credits, state	$462	Do not expire

Schedule of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns Roll Forward
A reconciliation of the unrecognized tax benefits is as follows (in thousands):

	December 31,
	2022	2021
Balance at beginning of year	$709	$674
Addition based on tax positions during the current year	2	35
Reduction of tax positions from prior years	(414)	—

Balance at end of year	$297	$709

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes differed from the amount computed by applying the federal statutory rate, which was 21.0% during the years ended December 31, 2022 and 2021, to the loss before provision for income taxes as follows (in thousands):

	Year ended December 31,
	2022	2021
Expected benefit at U.S. federal statutory tax rate	$(3,640)	$(2,078)
State tax	(764)	(707)
Change in valuation allowance	(8,858)	2,720
Deconsolidation adjustment	13,318	—
Other	(56)	65

Provision for income taxes	$—	$—